Long-term Investments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Common shares held		125,000	125,000
Long-term Investments		$ 1,000	$ 1,000
Impairment charge	$ 1,000